Borrowings (Details) - Schedule of borrowings - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Borrowings Abstract
Current portion of long-term bank borrowings	$ 947,559	$ 933,110
Current portion of long-term third party borrowing	2,234,057	15,132,910
Long-term bank borrowings	432,179	859,120
Long-term third party borrowing	13,467,639
Total borrowings	$ 17,081,434	$ 16,925,140